Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 6,180	$ 1,620
Restricted cash, current portion	944
Inventories	1,567	681
Trade accounts receivable	1,736	672
Less: Allowance for credit losses	(20)	(9)
Trade accounts receivable, net	1,716	663
Due from related parties		2,308
Vessels held-for-sale	8,509
Prepayments and other current assets	186	133
Total current assets	19,102	5,405
FIXED ASSETS, NET:
Vessels, net	119,724	83,774
Total fixed assets, net	119,724	83,774
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	2,750	2,417
Financial derivative instrument	74
Deferred dry dock and special survey costs, net	912	1,594
Total other non-current assets	3,736	4,011
Total assets	142,562	93,190
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	11,695	3,255
Trade accounts payable	3,084	3,642
Due to related parties	6,962
Hire collected in advance		726
Accrued and other liabilities	1,089	677
Total current liabilities	22,830	8,300
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	64,880	50,331
Promissory note	6,000	5,000
Total non-current liabilities	70,880	55,331
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; 181,475 and 449,673 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2020 and December 31, 2021)
Common stock ($0.001 par value; 450,000,000 shares authorized; 21,962,881 and 42,455,857 shares issued and outstanding as at December 31, 2020 and December 31, 2021, respectively)	42	22
Additional paid-in capital	111,840	79,692
Accumulated deficit	(63,030)	(50,155)
Total stockholders’ equity	48,852	29,559
Total liabilities and stockholders’ equity	$ 142,562	$ 93,190